Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 1,091,372,374	$ 960,006,128
Non-current assets	1,755,378,263	1,565,330,404
Current liabilities	781,115,264	521,524,086
Non-current liabilities	640,120,070	594,993,771
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	119,216,592	86,429,862
Non-current assets	308,504,421	290,767,946
Current liabilities	94,235,491	58,255,727
Non-current liabilities	$ 62,342,964	$ 62,082,064